Cover Page	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Vivid Seats Inc.
Entity Central Index Key	0001856031
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false